UNAUDITED CONSOLIDATED BALANCE SHEET - USD ($) $ in Millions	Jun. 30, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	$ 197.7	$ 242.7
Accounts receivables, net	272.1	294.5
Amount due from related party	14.6	62.7
Other current assets	192.6	130.8
Total current assets	677.0	730.7
Non-current assets
Drilling units	5,629.2	5,141.1
Goodwill	3.2	3.2
Deferred tax assets	20.6	16.9
Other non-current assets	407.2	376.2
Total non-current assets	6,060.2	5,537.4
Total assets	6,737.2	6,268.1
Current liabilities
Current portion of long-term debt	96.2	68.9
Current portion of long-term related party payable	145.8	40.4
Trade accounts payable	13.0	7.9
Other related party payables	288.3	275.8
Other current liabilities	204.2	227.4
Total current liabilities	747.5	620.4
Non-current liabilities
Long-term debt	3,484.6	3,156.6
Long-term related party payable	178.3	306.1
Deferred and contingent consideration payable to Seadrill	214.2	111.2
Other non-current liabilities	21.9	29.5
Total non-current liabilities	3,899.0	3,603.4
Members’ capital:
Common unitholders (issued 75,278,250 units as of June 30, 2015 and as of December 31, 2014)	937.0	913.3
Subordinated unitholders (issued 16,543,350 units as of June 30, 2015 and as of December 31, 2014)	16.9	11.7
Seadrill member interest	3.2	3.2
Total members’ capital	957.1	928.2
Non-controlling interest	1,133.6	1,116.1
Total equity	2,090.7	2,044.3
Total liabilities and equity	$ 6,737.2	$ 6,268.1